Equity-Based Compensation Plan (Summary of Performance Unit Award Activity) (Details) - Performance Shares [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of Units
Outstanding at December 31, 2014 | shares	924,143
Granted | shares	597,249
Forfeited | shares	0
Outstanding at December 31, 2015 | shares	1,521,392
Weighted Average Fair Value
Outstanding at December 31, 2014 (usd per share) | $ / shares	$ 0.98
Granted (usd per share) | $ / shares	1.03
Forfeited (usd per share) | $ / shares	0.00
Outstanding at December 31, 2015 (usd per share) | $ / shares	$ 1.00